Great-West T. Rowe Price Mid Cap Growth Fund
Fund Summary
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table does not reflect the fees and expenses of any Permitted Account. If the fees and expenses imposed by a Permitted Account were reflected, the fees and expenses shown below would be higher.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Great-West T. Rowe Price Mid Cap Growth Fund		Institutional Class	Investor Class	Class L
Management Fees		0.66%	0.66%	0.66%
Distribution and Service (12b-1) Fees		none	none	0.25%
Total Other Expenses		0.01%	0.37%	0.46%
Shareholder Services Fees		none	0.35%	0.35%
Other Expenses		0.01%	0.02%	0.11%
Total Annual Fund Operating Expenses		0.67%	1.03%	1.37%
Fee Waiver and Expense Reimbursement	[1]	none	0.01%	0.10%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement		0.67%	1.02%	1.27%
[1]	GWCM has contractually agreed to waive fees or reimburse expenses that exceed 0.67% of the Fund's average daily net assets attributable to each Class, excluding Distribution and Service (12b-1) Fees, Shareholder Services Fees, brokerage expenses, taxes, dividend interest on short sales, interest expenses, and any extraordinary expenses, including litigation costs (the “Expense Limit”). The agreement’s current term ends on April 30, 2019 and automatically renews for one-year terms unless it is terminated by Great-West Funds or GWCM upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement. Under the agreement, GWCM may recoup, subject to Board approval, these waivers and reimbursements in future periods, not exceeding three years following the particular waiver/reimbursement, provided Total Annual Fund Operating Expenses of a Class plus such recoupment do not exceed the lesser of the Expense Limit that was in place at the time of the waiver/reimbursement or the Expense Limit in place at the time of recoupment.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses of any Permitted Account. If the fees and expenses of any Permitted Account were reflected, the fees and expenses in the Example would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and applies whether you hold or redeem all of your shares at the end of each period. The Example also assumes that the expense reimbursement is in place for the first year, that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Fund’s operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example - Great-West T. Rowe Price Mid Cap Growth Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Institutional Class	68	214	373	835
Investor Class	104	327	568	1,259
Class L	129	424	740	1,638

Expense Example, No Redemption - Great-West T. Rowe Price Mid Cap Growth Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Institutional Class	68	214	373	835
Investor Class	104	327	568	1,259
Class L	129	424	740	1,638

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s turnover rate was 37% of the average value of its portfolio.
Principal Investment Strategies
The following is a summary of the principal investment strategies of the Fund:

The Fund will, under normal circumstances, invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the securities of issuers whose market capitalization falls within the range of companies included in either the S&P MidCap 400® Index ($946 million to $13.1 billion as of December 31, 2017) or the Russell MidCap® Growth Index ($1.2 billion to $36.7 billion as of December 31, 2017) at the time of purchase. The market capitalization of the companies in the Fund, the S&P MidCap 400 Index, and the Russell MidCap Growth Index will change over time, and the Fund will not automatically sell or cease to purchase a stock of a company it already owns just because the company’s market capitalization grows or falls outside of the index ranges.

The Fund will select stocks using a growth approach and invest in companies that: offer proven products or services; have a historical record of above-average earnings growth; demonstrate potential for sustained earnings growth; have a connection to industries experiencing increasing demand; or have stock prices that appear to undervalue their growth prospects. The Sub-Adviser believes that when a company's earnings grow faster than both inflation and the overall economy, the market will eventually reward it with a higher stock price.

In pursuing its investment objective, the Sub-Adviser has the discretion to purchase securities that do not meet its normal investment criteria. These special situations might arise when the Sub-Adviser believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, a new product introduction or innovation, or a favorable competitive development.

While most assets will typically be invested in U.S. common stocks, other securities may also be purchased in keeping with the Fund’s investment objectives. The Fund may invest up to 25% of its total assets in foreign securities. The Fund may also invest in fixed income securities without regard to quality, maturity, or rating, including up to 10% of its total assets in below investment grade fixed income securities (“high yield-high risk” or “junk” securities). The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.
Principal Investment Risks
The following is a summary of the principal investment risks of investing in the Fund:

Currency Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause the Fund to lose money on investments denominated in foreign currencies.

Fixed Income Securities Risk - Investments in fixed income securities will be subject to risk associated with changes in interest rates generally and the credit quality of the individual fixed income securities held.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments. In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Growth Stock Risk - Growth stocks can be volatile for several reasons. Since they usually reinvest a high proportion of earnings in their own business, they may not pay the dividends usually associated with value stocks that can cushion their decline in a falling market. Also, since investors buy these stocks because of the expected superior earnings growth, earnings disappointments may result in sharp price declines.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

Market Risk - Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments in the U.S. and in other countries. Market risk may affect a single company, a sector of the economy, or the market as a whole.

Medium Size Company Securities Risk - The stocks of medium size companies often involve more risk and volatility than those of larger companies. Among other things, medium size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them.

An investment in the Fund is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.
Performance
The bar chart and table below provide an indication of the risk of investment in the Fund by showing changes in the performance of the Fund’s Investor Class shares for the last ten calendar years and by comparing the Fund's average annual total return to the performance of a broad-based securities market index and a secondary index. The Fund's benchmarks have changed from the S&P MidCap 400 Index and the Russell Mid Cap Growth Index to solely the Russell Mid Cap Growth Index to more readily identify the Fund’s intended investment style. Returns for both indices are included in the table below for comparative purposes. The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gains distributions and include the effect of the Fund’s recurring expenses, but do not include fees and expenses of any Permitted Account. If those fees and expenses were reflected, the performance shown would have been lower.

Updated performance information may be obtained at www.greatwestfunds.com (the website does not form a part of this Prospectus).
Calendar Year Total Returns

	Quarter Ended	Total Return
Best Quarter	September 2009	18.93%
Worst Quarter	December 2008	-25.78%

Average Annual Total Returns for the Periods Ended December 31, 2017
Average Annual Total Returns - Great-West T. Rowe Price Mid Cap Growth Fund	One Year	Five Years	Ten Years	Since Inception		Inception Date
Institutional Class	24.99%			11.57%	[1]	May 01, 2015
Institutional Class | Russell Midcap Growth Index (reflects no deduction for fees, expenses or taxes)	25.27%			9.75%	[1]	May 01, 2015
Institutional Class | S&P MidCap 400® Index (reflects no deduction for fees, expenses or taxes)	16.24%			11.06%	[1]	May 01, 2015
Investor Class	24.43%	16.70%	10.30%
Investor Class | Russell Midcap Growth Index (reflects no deduction for fees, expenses or taxes)	25.27%	15.30%	9.10%
Investor Class | S&P MidCap 400® Index (reflects no deduction for fees, expenses or taxes)	16.24%	15.01%	9.97%
Class L	24.17%	16.40%		15.84%	[2]	Aug. 12, 2011
Class L | Russell Midcap Growth Index (reflects no deduction for fees, expenses or taxes)	25.27%	15.30%		15.23%	[2]	Aug. 12, 2011
Class L | S&P MidCap 400® Index (reflects no deduction for fees, expenses or taxes)	16.24%	15.01%		15.42%	[2]	Aug. 12, 2011
[1]	Since inception on May 1, 2015
[2]	Since inception on August 12, 2011